Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2025 Fund
December 31, 2021
Z25-NPRT3-0322
1.9884239.104
Domestic Equity Funds - 30.5%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	1,044	17,181
Fidelity Series Commodity Strategy Fund (a)	1,337	5,468
Fidelity Series Large Cap Growth Index Fund (a)	563	10,888
Fidelity Series Large Cap Stock Fund (a)	637	12,106
Fidelity Series Large Cap Value Index Fund (a)	1,489	23,169
Fidelity Series Small Cap Opportunities Fund (a)	389	5,799
Fidelity Series Value Discovery Fund (a)	517	8,571
TOTAL DOMESTIC EQUITY FUNDS (Cost $74,076)		83,182

International Equity Funds - 28.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	357	5,182
Fidelity Series Emerging Markets Fund (a)	271	2,848
Fidelity Series Emerging Markets Opportunities Fund (a)	1,218	25,608
Fidelity Series International Growth Fund (a)	611	11,682
Fidelity Series International Index Fund (a)	400	4,905
Fidelity Series International Small Cap Fund (a)	189	4,051
Fidelity Series International Value Fund (a)	1,046	11,688
Fidelity Series Overseas Fund (a)	811	11,680
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $72,294)		77,644

Bond Funds - 38.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	54	546
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	1,168	11,835
Fidelity Series Corporate Bond Fund (a)	1,254	13,808
Fidelity Series Emerging Markets Debt Fund (a)	158	1,431
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	51	479
Fidelity Series Floating Rate High Income Fund (a)	29	271
Fidelity Series Government Bond Index Fund (a)	1,739	18,403
Fidelity Series High Income Fund (a)	181	1,724
Fidelity Series Inflation-Protected Bond Index Fund (a)	577	6,102
Fidelity Series International Credit Fund (a)	8	81
Fidelity Series International Developed Markets Bond Index Fund (a)	521	5,117
Fidelity Series Investment Grade Bond Fund (a)	1,689	19,631
Fidelity Series Investment Grade Securitized Fund (a)	1,321	13,594
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,154	9,835
Fidelity Series Real Estate Income Fund (a)	88	1,031
TOTAL BOND FUNDS (Cost $103,488)		103,888

Short-Term Funds - 2.9%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 0.08% (a)(b)	1,529	1,529
Fidelity Series Short-Term Credit Fund (a)	177	1,775
Fidelity Series Treasury Bill Index Fund (a)	459	4,586
TOTAL SHORT-TERM FUNDS (Cost $7,887)		7,890

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $257,745)	272,604
NET OTHER ASSETS (LIABILITIES) - 0.0%	4
NET ASSETS - 100.0%	272,608

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	-	2,335	1,785	4	(6)	2	546
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	-	11,866	97	72	(1)	67	11,835
Fidelity Series Blue Chip Growth Fund	9,315	11,206	2,504	2,719	(53)	(783)	17,181
Fidelity Series Canada Fund	2,198	2,844	222	102	(2)	364	5,182
Fidelity Series Commodity Strategy Fund	3,975	4,707	2,313	1,664	(271)	(630)	5,468
Fidelity Series Corporate Bond Fund	7,416	7,281	954	215	(7)	72	13,808
Fidelity Series Emerging Markets Debt Fund	780	755	93	31	(6)	(5)	1,431
Fidelity Series Emerging Markets Debt Local Currency Fund	258	266	17	17	(1)	(27)	479
Fidelity Series Emerging Markets Fund	1,690	1,679	283	84	(6)	(232)	2,848
Fidelity Series Emerging Markets Opportunities Fund	15,266	16,682	2,129	2,651	(44)	(4,167)	25,608
Fidelity Series Floating Rate High Income Fund	152	157	39	7	(1)	2	271
Fidelity Series Government Bond Index Fund	9,145	10,035	834	97	(16)	73	18,403
Fidelity Series Government Money Market Fund 0.08%	2,739	1,235	2,445	-	-	-	1,529
Fidelity Series High Income Fund	902	890	84	51	-	16	1,724
Fidelity Series Inflation-Protected Bond Index Fund	9,106	6,257	9,316	470	249	(194)	6,102
Fidelity Series International Credit Fund	80	1	-	2	-	-	81
Fidelity Series International Developed Markets Bond Index Fund	-	5,196	53	3	(1)	(25)	5,117
Fidelity Series International Growth Fund	5,407	6,979	860	823	9	147	11,682
Fidelity Series International Index Fund	2,257	2,854	302	110	-	96	4,905
Fidelity Series International Small Cap Fund	1,950	2,313	174	428	(1)	(37)	4,051
Fidelity Series International Value Fund	5,401	7,028	839	517	(5)	103	11,688
Fidelity Series Investment Grade Bond Fund	10,150	10,478	1,018	233	(14)	35	19,631
Fidelity Series Investment Grade Securitized Fund	7,111	7,224	704	49	(5)	(32)	13,594
Fidelity Series Large Cap Growth Index Fund	5,937	5,123	1,643	286	74	1,397	10,888
Fidelity Series Large Cap Stock Fund	6,578	6,531	1,171	815	29	139	12,106
Fidelity Series Large Cap Value Index Fund	12,387	12,091	2,012	1,249	(33)	736	23,169
Fidelity Series Long-Term Treasury Bond Index Fund	3,917	6,433	854	114	(82)	421	9,835
Fidelity Series Overseas Fund	5,416	6,457	1,040	305	34	813	11,680
Fidelity Series Real Estate Income Fund	546	491	42	29	-	36	1,031
Fidelity Series Short-Term Credit Fund	1,349	1,233	782	24	(4)	(21)	1,775
Fidelity Series Small Cap Opportunities Fund	3,130	3,828	562	1,080	(27)	(570)	5,799
Fidelity Series Treasury Bill Index Fund	4,354	3,825	3,593	2	(1)	1	4,586
Fidelity Series Value Discovery Fund	4,577	4,750	882	632	(5)	131	8,571
	143,489	171,030	39,646	14,885	(197)	(2,072)	272,604

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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